UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Holt-Smith & Yates Advisors
Address:		2810 Crossroads Drive
		Suite 4900
		Madison, WI 53718

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Diana K. Falk
Title:	Compliance Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Diana K. Falk	Madison, WI	11-Aug-05

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	1,625,371

List of Other Included Managers:	NONE

						FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/		SH/	PUT/	INVSTMT	OTHER			VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP	(x $1000)	PRN AMT		PRN	CALL	DSCRETN	MANAGERS	     	SOLE	SHARED	     NONE

AFFILIATED MANAGERS GROUP	COM	008252 10 8	        289	 	        4,225	SH		SOLE	NONE		        3,780	0	            445
ATI TECHNOLOGIES INC		COM	001941 10 3	        146	 	      12,290 	SH		SOLE	NONE		      10,280	0	         2,010
BARR PHARMACEUTICALS INC	COM	068306 10 9	        249	 	        5,112 	SH		SOLE	NONE		        4,550	0	            562
BEST BUY INC		COM	086516 10 1	100,269		1,462,717 	SH		SOLE	NONE		1,137,537	0	    325,180
CACI INTL INC		CL A	127190 30 4	        256	 	        4,060	SH		SOLE	NONE		        3,620	0	            440
CAPITAL ONE FINL CORP	COM	14040H 10 5	  86,359		1,079,354	SH		SOLE	NONE		   842,706	0	    236,648
CERNER CORP		COM	156782 10 4	        306		        4,508	SH		SOLE	NONE		        4,030	0	            478
COVANCE INC		COM	222816 10 0	        262		        5,835	SH		SOLE	NONE		        4,970	0	            865
DELL INC			COM	24702R 10 1	   87,634		2,220,838	SH		SOLE	NONE		1,722,299	0	    498,539
DISNEY WALT CO		COM DISNEY	254687 10 6	   62,543		2,483,852	SH		SOLE	NONE		1,932,254	0	    551,598
E M C CORP MASS		COM	268648 10 2	   84,083		6,132,933	SH		SOLE	NONE		4,779,193	0	 1,353,740
E TRADE FINANCIAL CORP	COM	269246 10 4	        236		      16,880	SH		SOLE	NONE		      14,980	0	         1,900
EXPRESS SCRIPTS INC		COM	302182 10 0	        318		        6,356	SH		SOLE	NONE		        5,680	0	            676
FIRST DATA CORP		COM	319963 10 4	   75,323		1,876,512	SH		SOLE	NONE		1,464,479	0	    412,033
FISERV INC		COM	337738 10 8	   80,712		1,881,843	SH		SOLE	NONE		1,466,979	0	    414,864
HENRY JACK & ASSOC INC	COM	426281 10 1	        199		      10,863	SH		SOLE	NONE		        9,600	0	         1,263
HOME DEPOT INC		COM	437076 10 2	   68,629		1,764,247	SH		SOLE	NONE		1,366,471	0	    397,776
INTUIT			COM	461202 10 3	   75,828		1,680,968	SH		SOLE	NONE		1,337,471 	0	    343,497
JABIL CIRCUIT INC		COM	466313 10 3	        285		        9,261	SH		SOLE	NONE		        8,460	0	            801
KOHLS CORP		COM	500255 10 4	   81,748		1,462,138	SH		SOLE	NONE		1,137,970	0	    324,168
L-3 COMMUNICATIONS HLDGS INC	COM	502424 10 4	        256		        3,344	SH		SOLE	NONE		        2,970	0	            374
MICROCHIP TECHNOLOGY INC	COM	595017 10 4	   84,937		2,867,555	SH		SOLE	NONE		2,256,921	0	    610,634
MONSTER WORLDWIDE INC	COM	611742 10 7	        284		        9,908	SH		SOLE	NONE		        8,990	0	            918
NOBLE CORPORATION		SHS	G65422 10 0	        312		        5,074	SH		SOLE	NONE		        4,610	0	            464
OUTBACK STEAKHOUSE INC	COM	689899 10 2	        228		        5,030	SH		SOLE	NONE		        4,560	0	            470
PETSMART INC		COM	716768 10 6	   75,842		2,498,922	SH		SOLE	NONE		1,954,022	0	    544,900
PFIZER INC		COM	717081 10 3	   62,572		2,268,736	SH		SOLE	NONE		1,768,477	0	    500,259
QUEST DIAGNOSTICS INC	COM	74834L 10 0	   93,703		1,759,011	SH		SOLE	NONE		1,348,496	0	    410,515
SANDISK CORP		COM	80004C 10 2	        200		        8,435	SH		SOLE	NONE		        7,550	0	            885
SCIENTIFIC ATLANTA INC	COM	808655 10 4	        230		        6,909	SH		SOLE	NONE		        6,190	0	            719
SLM CORP		COM	78442P 10 6	   90,718		1,785,794	SH		SOLE	NONE		1,393,920	0	    391,874
TARGET CORP		COM	87612E 10 6	   87,251		1,603,585	SH		SOLE	NONE		1,241,808	0	    361,777
TEVA PHARMACEUTICAL INDS LTD	ADR	881624 20 9	   77,769		2,497,406	SH		SOLE	NONE		1,951,864	0	    545,542
THOR INDS INC		COM	885160 10 1	        235		        7,485	SH		SOLE	NONE		        6,670	0	            815
URBAN OUTFITTERS INC	COM	917047 10 2	        374		        6,599	SH		SOLE	NONE		        5,860	0	            739
WALGREEN CO		COM	931422 10 9	   91,978		1,999,963	SH		SOLE	NONE		1,543,022	0	    456,941
WEBEX COMMUNICATIONS INC	COM	94767L 10 9	        272		      10,315	SH		SOLE	NONE		        9,310	0	         1,005
WILLIAMS SONOMA INC		COM	969904 10 1	        236		        5,953	SH		SOLE	NONE		        5,340	0	            613
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	   73,947		1,621,699	SH		SOLE	NONE		1,238,015	0	    383,684
ZIMMER HLDGS INC		COM	98956P 10 2	   78,352		    984,917	SH		SOLE	NONE		   758,698 	0	    226,219